Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Payables [Abstract]
Related parties - payable (refer note-25 (c))		$ 5,755,168	$ 589,166
Trade and other payable	6,622,148	6,989,462	9,866,518
Total trade and other payables	$ 6,622,148	$ 12,744,630	$ 10,455,684